Other taxes payable (Tables)	12 Months Ended
Dec. 31, 2018
Taxes Payable, Current [Abstract]
Schedule of summary of other taxes payable
	December 31, 2017 RMB	December 31, 2018 RMB
Withholding individual income taxes for employees	15,551	4,268
VAT payables	5,283	11,728
Others	642	978
Total	21,476	16,974